Stockholders’ Equity and Capitalization - Narrative (Details)										12 Months Ended
	Dec. 14, 2023 USD ($)	Nov. 01, 2023 shares	Aug. 18, 2023 USD ($) shares	Aug. 15, 2023 USD ($) $ / shares	Feb. 22, 2023 shares	Feb. 16, 2023 USD ($) $ / shares shares	Dec. 14, 2022 USD ($)	Nov. 10, 2022 USD ($) shares	Mar. 02, 2022 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Feb. 15, 2023 $ / shares	Feb. 05, 2021 shares
Class of Stock [Line Items]
Common Stock, Shares Authorized										100,000,000	20,000,000		100,000,000
Warrants Vested And Outstanding										3,280,940
Finance charge from Sciences warrant modification | $											$ 120,228
Common stock issued for services (in shares)		5,000						1,665,083	600
Restricted stock units | $	$ 5,333						$ 5,333
Amended Credit Agreement
Class of Stock [Line Items]
Conversion price (in dollars per share) | $ / shares										$ 9.65		$ 100.00
MTA Warrants, Credit Consideration
Class of Stock [Line Items]
Common stock issuance costs | $						$ 1,597,236				$ 1,597,236
August 2023 PIPE Financing Common Stock Warrants
Class of Stock [Line Items]
Class Of Warrant or Right, Issued, Acquisition			2,989,981
Warrants Vested And Outstanding										2,325,537
Payments for Repurchase of Warrants | $			$ 12,000,000
Exercise price (in dollars per share) | $ / shares				$ 5.16						$ 5.16
Finance charge from Sciences warrant modification | $				$ 2,228,638
Stock Issued During Period, Shares, New Issues, Acquisition			664,444
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $				(265,053)
Gross proceeds from the transaction | $				$ 11,734,947
Warrants
Class of Stock [Line Items]
Warrants exercise (in shares)										66,566
Intrinsic value of warrant exercises | $										$ 332,830
Warrant exercises (in shares)										66,566
Proceeds from warrant exercises | $										$ 282,906
Prefunded Warrants
Class of Stock [Line Items]
Warrants exercise (in shares)											78,667
Intrinsic value of warrant exercises | $											$ 1,178,033
Warrant exercises (in shares)											78,667
Proceeds from warrant exercises | $										$ 0	$ 1,967
2022 Common Stock Warrants to Service Provider
Class of Stock [Line Items]
Warrants Vested And Outstanding										8,000
Exercise price (in dollars per share) | $ / shares										$ 10.00
2022 Common Stock Warrants to Service Provider | MTA Warrants, Credit Consideration
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)										165,517
2022 Common Stock Warrants to Service Provider | MTA Warrants
Class of Stock [Line Items]
Exercise price (in dollars per share) | $ / shares						$ 4.25
Number of shares issued in transaction (in shares)					66,566	66,566
Common Stock Warrants
Class of Stock [Line Items]
Proceeds from warrant exercises | $										$ 11,734,947	$ 0
Common Stock Warrants | MTA Warrants
Class of Stock [Line Items]
Exercise price (in dollars per share) | $ / shares						$ 282,906				$ 282,905
Bird Rock Bio Sub, Inc. (BRB)
Class of Stock [Line Items]
Asset acquisition, equity interest issued or issuable, number of shares (in shares)			5,436,378
Emerald Health Therapeutics Inc
Class of Stock [Line Items]
Common stock issuance costs | $								$ 25,511
Exchange ratio								1.95